Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions
17. Related Party Transactions
The Company has various existing relationships with MetLife for services necessary to conduct its activities.
Non-Broker-Dealer Transactions
The following table summarizes income and expense from transactions with MetLife (excluding broker-dealer transactions) for the years indicated:

	Years Ended December 31,			Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	Income			Expense
	(In millions)
MetLife	$(45)	$36	$(68)	$370	$855	$974

The following table summarizes assets and liabilities from transactions with MetLife (excluding broker-dealer transactions) at:

	At December 31,		At December 31,
	2016	2015	2016	2015
	Assets		Liabilities
	(In millions)
MetLife	$4,288	$9,720	$5,125	$5,933

The material arrangements between the Company and MetLife are as follows:
Reinsurance Agreements
The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by certain affiliates. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.
The Company has reinsurance agreements with its affiliate NELICO and certain of MetLife, Inc subsidiaries, all of which are related parties. See Note 7 for further discussion of the affiliated reinsurance agreements.
Financing Arrangements
The Company has financing arrangements with MetLife that are used to support reinsurance obligations arising under affiliated reinsurance agreements. The Company recognized interest expense for affiliated debt of $125 million, $125 million and $130 million, for the years ended December 31, 2016, 2015 and 2014, respectively. See Note 12 for further discussion of the related party financing arrangements.
Investment Transactions
The Company has extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from MetLife affiliates. See Note 8 for further discussion of the related party investment transactions.
Shared Services and Overhead Allocations
MetLife provides the Company certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology, distribution services and investor relations. The Company is charged for these services based on direct and indirect costs. When specific identification is not practicable, an allocation methodology is used, primarily based on sales, in-force liabilities, or headcount. For certain agreements, charges are based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with MetLife related to these arrangements, recorded in other operating expenses, were $847 million, $1.1 billion and $1.1 billion for the years ended December 31, 2016, 2015 and 2014, respectively.
Sales Distribution Services
In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife’s retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.
Broker-Dealer Transactions
The Company accrues related party revenues and expenses arising from transactions with MetLife’s broker-dealers whereby the MetLife broker-dealers sell the Company’s variable annuity and life products. The affiliated revenue for the Company is fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. The affiliated expense for the Company is commissions collected on the sale of variable products by the Company and passed through to the broker-dealer.
The following table summarizes income and expense from transactions with related broker-dealers for the years indicated:

	Years Ended December 31,			Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	Fee Income			Commission Expense
	(In millions)
MetLife broker-dealers	$202	$218	$212	$638	$643	$602

The following table summarizes assets and liabilities from transactions with affiliated broker-dealers as follows:

	At December 31,		At December 31,
	2016	2015	2016	2015
	Fee Income Receivables		Secured Demand Notes
	(In millions)
MetLife broker-dealers	$19	$19	$20	$20